Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (11,362,364)	$ (9,730,454)
Amortization of notes payable discount	0	3,356,000
Amortization of deferred financing costs	0	416,337
Amortization of intangible asset	5,255	3,544
Depreciation expense	128,870	7,759
Stock-based compensation expense	2,846,828	1,081,792
Stock issued for services	298,419	404,587
Warrant expense	93,564	126,427
Derivative losses	662,723	336,489
Bad debt expense	0	341,780
Forgiveness of accounts payable and accrued expenses - related party	(132,339)	0
Changes in operating assets and liabilities:
(Increase ) decrease in other assets	(49,868)	12,044
(Increase) decrease in inventory	222,382	(66,600)
Increase in due from related parties	0	18,947
Increase in accounts payable and accrued expenses	436,688	271,965
(Decrease) in accounts payable and accrued expenses - related party	(264,716)	(134,946)
Increase in interest payable	2,000	353,091
Deferred lease liability	33,664	33,881
Net Cash Used In Operating Activities	(7,078,894)	(3,167,357)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(3,107,957)	(69,974)
Payment of deposit	0	(750,000)
Acquisition of intangibles	(55,000)	0
Increase in restricted cash	(450,167)	0
Decrease in interest receivable - related party	0	(10,211)
Net Cash Used In Investing Activities	(3,613,124)	(830,185)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of financing costs	0	(270,300)
Proceeds from issuance of convertible notes payable	0	2,703,000
Repayments of convertible notes payable	0	(67,500)
Proceeds from issuance of notes payable - related party	0	234,700
Repayments of notes payable - related party	0	(234,700)
Payments on lease payable	(67,898)	0
Proceeds from issuance of equity financing	11,175,656	8,931,434
Payment of placement agent compensation and issuance costs	(1,071,568)	(1,365,085)
Net Cash Provided By Financing Activities	10,036,190	9,931,549
Net increase (decrease) in cash	(655,828)	5,934,007
Cash - Beginning of Year	5,934,534	527
Cash - End of Year	5,278,706	5,934,534
Cash Paid During the Period for:
Taxes	0	0
Interest	0	15,726
Non-Cash Transactions:
Conversion of convertible notes payable to common stock	0	6,308,000
Conversion of interest payable to common stock	0	722,587
Conversion of accounts payable and accrued expense - related party to common stock	0	275,000
Beneficial conversion feature recorded as a debt discount	0	2,922,938
Warrant value recorded as a debt discount	0	433,062
Warrant derivative liability reclassified as equity	2,342,039	1,407,739
Warrant value recorded as issuance costs	1,745,498	898,719
Accounts payable and Accrued expenses
Non-Cash Transactions:
Fixed assets acquired	511,400	0
Lease Payable
Non-Cash Transactions:
Fixed assets acquired	184,877	0
Tenant Improvements
Non-Cash Transactions:
Fixed assets acquired	$ 511,616	$ 0